Provisions (Tables)	6 Months Ended
Jun. 30, 2023
Provisions [abstract]
Provisions

	As at 30.06.23	As at 31.12.22
	£m	£m
Customer redress	35	46
Legal, competition and regulatory matters	59	113
Redundancy and restructuring	17	45
Undrawn contractually committed facilities and guarantees	467	532
Sundry provisions	154	122
Total	732	858